Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Comprehensive Income
Net Income	$ 2,021.8	$ 1,975.4	$ 1,894.4
Other Comprehensive Items:
Currency translation adjustment	(566.7)	(706.1)	(1,182.6)
Unrealized gains and losses on available-for-sale investments:
Unrealized holding (losses) gains arising during the period (net of tax (benefit) provision of ($0.3), $0.0 and $0.1)	(1.6)	0.5	1.7
Reclassification adjustment for losses (gains) included in net income (net of tax benefit (provision) of $0.2 and ($0.2))	0.7	0.0	(1.7)
Unrealized gains and losses on hedging instruments:
Unrealized losses on hedging instruments (net of tax benefit of $22.4 and $5.5)	(36.6)	(9.0)	0.0
Reclassification adjustment for losses included in net income (net of tax benefit of $3.7, $1.5 and $1.8)	6.1	3.3	3.0
Pension and other postretirement benefit liability adjustments:
Pension and other postretirement benefit liability adjustments arising during the period (net of tax benefit of $16.6, $5.0 and $26.5)	(46.9)	(9.0)	(52.2)
Amortization of net loss and prior service benefit included in net periodic pension cost (net of tax benefit of $2.0, $2.9 and $13.3)	6.0	8.0	24.0
Total other comprehensive items	(639.0)	(712.3)	(1,207.8)
Comprehensive Income	$ 1,382.8	$ 1,263.1	$ 686.6